Other service fees (Tables)	12 Months Ended
Dec. 31, 2016
Table Text Block
Schedule Of Other Service Fees Table [Text Block]
(In thousands)	2016	2015	2014
Debit card fees	$46,241	$46,176	$43,146
Insurance fees	63,482	63,976	54,158
Credit card fees	70,526	68,166	67,639
Sale and administration of investment products	21,450	23,846	27,711
Trust fees	18,811	18,866	18,209
Other fees	14,260	15,060	14,402
Total other service fees	$234,770	$236,090	$225,265